Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of changes in lease liabilities

	In Brazil	Abroad	Total
Balance at December 31, 2022	6,020	17,825	23,845
Remeasurement / new contracts	738	6,067	6,805
Payment of principal and interest	(1,040)	(1,822)	(2,862)
Interest expenses	237	531	768
Foreign exchange losses	(234)	(1,620)	(1,854)
Translation adjustment	486	1,555	2,041
Balance at June 30, 2023	6,207	22,536	28,743
Current			6,209
Non-current			22,534

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,604	18,439	23,043
Remeasurement / new contracts	962	548	1,510
Payment of principal and interest	(784)	(1,897)	(2,681)
Interest expenses	162	481	643
Foreign exchange losses	(152)	(1,177)	(1,329)
Translation adjustment	262	1,114	1,376
Transfers	−	(36)	(36)
Balance at June 30, 2022	5,054	17,472	22,526
Current			5,224
Non-current			17,302

Schedule of main information by class of underlying assets

Nominal Future Payments	2023	2024	2025	2026	2027	2028 onwards	Total
Balance at June 30, 2023	3,415	5,712	4,344	3,135	2,659	22,766	42,031
Balance at December 31, 2022	5,710	4,621	3,380	2,394	2,122	14,498	32,725

Schedule of variable payments

	06.30.2023	06.30.2022
Variable payments	588	598
Up to 1 year maturity	51	83

Variable payments x fixed payments	21%	22%